Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Document Period End Date	Dec. 31, 2014
Fair Value Measurements Nonrecurring [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	488	$ 568
Fair Value Measurements Nonrecurring [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	971	2,030
Fair Value Measurements Nonrecurring [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	981	567
Fair Value Measurements Nonrecurring [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	67	646
Fair Value Measurements Nonrecurring [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	512	205
Fair Value Measurements Nonrecurring [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		91
Fair Value Measurements Nonrecurring [Member] | Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	45	56
Fair Value Measurements Nonrecurring [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	173	190
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	0
Fair Value Measurements Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	173	190
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	488	568
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	971	2,030
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	981	567
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	67	646
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	512	205
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		91
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Residential Construction Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	45	56
Fair Value Measurements Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	0	$ 0